CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenue:
IC products	$ 129,800,412	$ 123,081,411	$ 92,092,314
Foundry services	10,062,899	9,749,101	8,751,455
Total net revenue	139,863,311	132,830,512	100,843,769
Cost of revenue:
IC products(including share-based compensation expense of $138,426, $114,824 and $220,352 for 2009, 2010 and 2011, respectively)	95,446,045	84,806,640	70,813,921
Foundry services (including share-based compensation expense of $8,631, $6,236 and $11,436 for 2009, 2010 and 2011, respectively)	4,953,519	4,517,266	4,415,489
Total cost of revenue	100,399,564	89,323,906	75,229,410
Gross profit	39,463,747	43,506,606	25,614,359
Operating expenses:
Research and development (including share-based compensation expense of $225,092, $181,105 and $254,609 for 2009, 2010 and 2011, respectively)	9,962,814	7,548,064	6,244,057
Selling and marketing (including share-based compensation expense of $198,857, $316,499 and $434,128 for 2009, 2010 and 2011, respectively)	8,857,048	7,062,705	5,422,589
General and administrative (including share-based compensation expense of $1,087,453, $1,132,758 and $1,076,459 for 2009, 2010 and 2011, respectively)	9,138,921	7,473,062	7,660,833
Amortization of acquired intangible assets	415,748
Impairment loss of acquired intangible assets	796,802
Total operating expenses	29,171,333	22,083,831	19,327,479
Income from operations	10,292,414	21,422,775	6,286,880
Other income (expense):
Interest income	1,417,641	303,924	398,167
Interest expense	(349,704)	(448,311)	(736,906)
Foreign exchange gain (loss)	2,334,263	(935,240)	(75,939)
Gain (loss) on valuation of warrant liability	744,597	613,200	145,156
Impairment loss on investment	(548,735)
Gain on valuation of financial instruments	21,365	761,892
Other income (expense), net	492,676	(6,783)	313,688
Other income (expense), net	4,112,103	288,682	44,166
Income before income tax expense (benefit)	14,404,517	21,711,457	6,331,046
Income tax expense (benefit)	935,327	1,274,344	(577,049)
Net income attributable to shareholders	13,469,190	20,437,113	6,908,095
Accretion of series C preference shares			(57,806)
Deemed dividend to induce conversion of series C preference shares into ordinary shares	(9,133,333)
Allocation of net income to participating convertible preference shareholders	(195,902)	(15,771,962)	(5,322,917)
Net income attributable to ordinary shareholders	$ 4,139,955	$ 4,665,151	$ 1,527,372
Ordinary Shares
Net income per share attributable to shareholders:
Net income (loss) per basic shares	$ 0.04	$ 0.28	$ 0.09
Net income (loss) per diluted shares	$ 0.04	$ 0.17	$ 0.08
Shares used to compute net income per share:
Basic Shares used to compute net income (loss) per share	102,556,103	16,908,553	16,710,192
Diluted Shares used to compute net income (loss) per share	109,492,405	27,469,201	19,142,046
Convertible preference shares
Net income per share attributable to shareholders:
Net income (loss) per basic shares	$ 0.04	$ 0.27	$ 0.09
Net income (loss) per diluted shares	$ 0.04	$ 0.27	$ 0.09
Shares used to compute net income per share:
Basic Shares used to compute net income (loss) per share	4,852,941	58,235,289	58,235,289
Diluted Shares used to compute net income (loss) per share	4,866,871	58,594,979	58,325,855